Fees Summary	Jun. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 820,820,000
Total Fee Amount	113,355.24
Total Offset Amount	0
Net Fee	$ 113,355.24
Offset Table N/A	N/A